Investment Objectives and Goals - Eaton Vance International Small-Cap Fund - Eaton Vance International Small-Cap Fund	Nov. 30, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation.